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US Core Portfolio
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Prospectus Supplement

September 30, 2019

Morgan Stanley Institutional Fund, Inc.

Supplement dated September 30, 2019 to the Morgan Stanley Institutional Fund, Inc. Prospectus dated April 30, 2019

US Core Portfolio

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The following is hereby added as the fourth paragraph of the section of the Prospectus entitled "Fund Summary—US Core Portfolio—Principal Investment Strategies":

The Adviser actively integrates sustainability analysis as a part of its bottom up stock selection component of the investment process. Sustainability analysis is inclusive of environmental; social and human capital; and business model, innovation, leadership and governance ("ESG") issues. The Adviser gives particular credence to those ESG issues deemed to be material to a given industry, shown to potentially impact a company's long term stock price performance.

Please retain this supplement for future reference.